Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Banking and Thrift [Abstract]
Time Deposits by Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥34,905,906	¥21,978,687
Due after one year through two years	4,957,492	572,306
Due after two years through three years	3,103,698	251,116
Due after three years through four years	657,641	108,218
Due after four years through five years	590,870	121,550
Due after five years	840,071	31,462

Total	¥45,055,678	¥23,063,339